Equity	6 Months Ended
Sep. 30, 2023
Equity [Abstract]
Equity

10. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which issuance was considered as being part of the reorganization of the Company.

On September 9, 2021, the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

On April 12, 2023 and July 5, 2023, the Company issued an aggregation of 2,598 and 1,596 ordinary shares, respectively, to three non-executive directors as part of their compensation.

As of September 30, 2023 and March 31, 2023, the Company had 35,008,829 and 35,004,635 ordinary shares issued and outstanding, respectively.

Cancellation of warrants

In connection with the IPO, the Company also agreed to sell warrants (the “Underwriters’ Warrants”) to the underwriters, for a nominal consideration of US$0.01 per warrant, to purchase a number of Ordinary Shares equal to 6% of the total number of Ordinary Shares sold in the IPO. The Underwriters’ Warrants shall have an exercise price equal to 120% of the offering price of the Ordinary Shares sold in the IPO. The Underwriters’ Warrants may be exercised in cash or via cashless exercise, will be exercisable for three (3) years from the commencement of sales of this offering and will terminate on the third anniversary of the commencement of sales of this offering in compliance with FINRA Rule 5110(g)(8)(A). The Underwriters’ Warrants can be exercised in whole or in part.

In February 2023, the Company and the underwriter entered into an agreement, pursuant to which the underwriter agreed to cancel the warrants in exchange for cash consideration of $300,000. The Company made initial payment of $150,000 in February 2023. Accordingly, the Company made cash consideration and recorded the transaction as a reduction against additional paid-in capital. The remaining balance was paid in December 2023. Accordingly, the Company accrued the payment with corresponding accounts as a reduction against additional paid-in capital.